united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

RESQ Dynamic Allocation Fund

Class A (RQEAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$238	2.20%

How did the Fund perform during the reporting period?

The Fund's Class A shares finished the fiscal year up 16.54%, which was lower than its benchmark. The MSCI World Index returned 32.43%. The Fund achieved a 7.02% return during the fourth quarter of 2023, mainly due to its technology and gold miner positions. The Fund underperformed its benchmark by 4.4%, as the Fund’s international and energy positions were down. The Fund was up 1.27% during the first quarter of 2024, attributed to its defensive stance and hedging of equity exposure in February as market breadth began to deteriorate. The Fund ended the quarter with roughly 70% equities and little exposure to the Magnificent Seven stocks, which significantly contributed to the overall index returns for the year. The defensive stance paid off in the second quarter as markets corrected, and the Fund was able to capitalize on the cash it had raised. The Fund was up 5.61% for the second quarter, beating its benchmark by 2.98%. For the third quarter of 2024, the Fund returned 2.27%, underperforming its benchmark by 4.12%. The portfolio drag was attributed to oil and technology positions. The Fund remains overweight value in anticipation of more interest rate easing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

RESQ Dynamic Allocation Fund
RESQ Dynamic Allocation Fund - with load
S&P 500 Index
MSCI WORLD INDEX Net (USD)
$40,000
$30,000
$20,000
$10,000
$0
$35,098
$26,114
$10,645
$10,029
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	RESQ Dynamic Allocation Fund	RESQ Dynamic Allocation Fund - with load	S&P 500 Index	MSCI WORLD INDEX Net (USD)
09/30/14	$10,000	$9,421	$10,000	$10,000
09/30/15	$8,821	$8,310	$9,939	$9,491
09/30/16	$8,576	$8,079	$11,472	$10,569
09/30/17	$9,238	$8,703	$13,607	$12,489
09/30/18	$9,798	$9,231	$16,044	$13,892
09/30/19	$9,187	$8,655	$16,727	$14,146
09/30/20	$9,587	$9,032	$19,260	$15,618
09/30/21	$9,913	$9,339	$25,040	$20,119
09/30/22	$7,887	$7,431	$21,165	$16,169
09/30/23	$9,134	$8,605	$25,741	$19,719
09/30/24	$10,645	$10,029	$35,098	$26,114

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund
Without Load	16.54%	2.99%	0.63%
With Load	9.79%	1.78%	0.03%
S&P 500® Index	36.35%	15.98%	13.38%
MSCI World Index	32.43%	13.04%	10.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
93.6%
Specialty
6.2%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Specialty	6.2%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI ACWI ETF	10.1%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	8.2%
Technology Select Sector SPDR Fund	7.9%
Vanguard S&P 500 ETF	6.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	6.7%
Global X Blockchain ETF	6.5%
ProShares Ultra VIX Short-Term Futures ETF	6.2%
Valkyrie Bitcoin Miners ETF	5.8%
Amplify Transformational Data Sharing ETF	5.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Dynamic Allocation Fund - Class A (RQEAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQEAX

RESQ Dynamic Allocation Fund

Class C (RQECX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$302	2.80%

How did the Fund perform during the reporting period?

The Fund's Class C shares finished the fiscal year up 15.88%, which was lower than its benchmark. The MSCI World Index returned 32.43%. The Fund achieved a 7.02% return during the fourth quarter of 2023, mainly due to its technology and gold miner positions. The Fund underperformed its benchmark by 4.4%, as the Fund’s international and energy positions were down. The Fund was up 1.27% during the first quarter of 2024, attributed to its defensive stance and hedging of equity exposure in February as market breadth began to deteriorate. The Fund ended the quarter with roughly 70% equities and little exposure to the Magnificent Seven stocks, which significantly contributed to the overall index returns for the year. The defensive stance paid off in the second quarter as markets corrected, and the Fund was able to capitalize on the cash it had raised. The Fund was up 5.61% for the second quarter, beating its benchmark by 2.98%. For the third quarter of 2024, the Fund returned 2.27%, underperforming its benchmark by 4.12%. The portfolio drag was attributed to oil and technology positions. The Fund remains overweight value in anticipation of more interest rate easing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

RESQ Dynamic Allocation Fund
MSCI World Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$36,658
$27,475
$10,288
Oct-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	RESQ Dynamic Allocation Fund	MSCI World Index	S&P 500® Index
Oct-2014	$10,000	$10,000	$10,000
Sep-2015	$9,016	$9,986	$10,380
Sep-2016	$8,702	$11,120	$11,982
Sep-2017	$9,319	$13,140	$14,212
Sep-2018	$9,820	$14,616	$16,757
Sep-2019	$9,152	$14,883	$17,470
Sep-2020	$9,485	$16,432	$20,116
Sep-2021	$9,758	$21,168	$26,152
Sep-2022	$7,716	$17,012	$22,106
Sep-2023	$8,878	$20,747	$26,885
Sep-2024	$10,288	$27,475	$36,658

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 17, 2014)
RESQ Dynamic Allocation Fund	15.88%	2.37%	0.29%
MSCI World Index	32.43%	13.04%	10.69%
S&P 500® Index	36.35%	15.98%	13.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Specialty	6.2%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI ACWI ETF	10.1%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	8.2%
Technology Select Sector SPDR Fund	7.9%
Vanguard S&P 500 ETF	6.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	6.7%
Global X Blockchain ETF	6.5%
ProShares Ultra VIX Short-Term Futures ETF	6.2%
Valkyrie Bitcoin Miners ETF	5.8%
Amplify Transformational Data Sharing ETF	5.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Dynamic Allocation Fund - Class C (RQECX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQECX

RESQ Dynamic Allocation Fund

Class I (RQEIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$195	1.80%

How did the Fund perform during the reporting period?

The Fund's Class I shares finished the fiscal year up 17.05%, which was lower than its benchmark. The MSCI World Index returned 32.43%. The Fund achieved a 7.02% return during the fourth quarter of 2023, mainly due to its technology and gold miner positions. The Fund underperformed its benchmark by 4.4%, as the Fund’s international and energy positions were down. The Fund was up 1.27% during the first quarter of 2024, attributed to its defensive stance and hedging of equity exposure in February as market breadth began to deteriorate. The Fund ended the quarter with roughly 70% equities and little exposure to the Magnificent Seven stocks, which significantly contributed to the overall index returns for the year. The defensive stance paid off in the second quarter as markets corrected, and the Fund was able to capitalize on the cash it had raised. The Fund was up 5.61% for the second quarter, beating its benchmark by 2.98%. For the third quarter of 2024, the Fund returned 2.27%, underperforming its benchmark by 4.12%. The portfolio drag was attributed to oil and technology positions. The Fund remains overweight value in anticipation of more interest rate easing.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

RESQ Dynamic Allocation Fund
S&P 500® Index
MSCI World Index
$375,000
$300,000
$225,000
$150,000
$75,000
$0
$350,980
$261,136
$110,639
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	RESQ Dynamic Allocation Fund	S&P 500® Index	MSCI World Index
Sep-2014	$100,000	$100,000	$100,000
Sep-2015	$88,458	$99,385	$94,909
Sep-2016	$86,328	$114,721	$105,688
Sep-2017	$93,429	$136,070	$124,887
Sep-2018	$99,617	$160,441	$138,921
Sep-2019	$93,733	$167,266	$141,460
Sep-2020	$98,165	$192,605	$156,182
Sep-2021	$101,929	$250,396	$201,195
Sep-2022	$81,353	$211,654	$161,695
Sep-2023	$94,521	$257,408	$197,193
Sep-2024	$110,639	$350,980	$261,136

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Dynamic Allocation Fund	17.05%	3.37%	1.02%
MSCI World Index	32.43%	13.04%	10.07%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$33,006,376
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$289,525
Portfolio Turnover	127%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Specialty	6.2%
Equity	93.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI ACWI ETF	10.1%
Invesco China Technology ETF	8.3%
iShares China Large-Cap ETF	8.2%
Technology Select Sector SPDR Fund	7.9%
Vanguard S&P 500 ETF	6.7%
KraneShares Bosera MSCI China A 50 Connect Index ETF	6.7%
Global X Blockchain ETF	6.5%
ProShares Ultra VIX Short-Term Futures ETF	6.2%
Valkyrie Bitcoin Miners ETF	5.8%
Amplify Transformational Data Sharing ETF	5.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Dynamic Allocation Fund - Class I (RQEIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQEIX

RESQ Strategic Income Fund

Class A (RQIAX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$234	2.20%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund's Class A shares achieved a return of 12.90%, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57%. This outperformance can be attributed to the Fund’s strategic decision to extend its duration on the long end of the yield curve. Notably, 30-year Treasury yields peaked on October 23, 2023, followed by a steady decline throughout the year. The Fund's positioning along the curve effectively capitalized on this trend, contributing to its slight outperformance relative to the benchmark. We remain committed to navigating the evolving market landscape and positioning the Fund for continued success.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

RESQ Strategic Income Fund
RESQ Strategic Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Dow Jones Conservative Portfolio Index
$15,000
$10,000
$5,000
$0
$12,369
$12,004
$8,296
$7,901
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

	RESQ Strategic Income Fund	RESQ Strategic Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Dow Jones Conservative Portfolio Index
09/30/14	$10,000	$9,523	$10,000	$10,000
09/30/15	$9,706	$9,243	$10,294	$9,984
09/30/16	$9,481	$9,029	$10,829	$10,588
09/30/17	$9,786	$9,319	$10,836	$10,770
09/30/18	$9,207	$8,768	$10,705	$10,982
09/30/19	$9,126	$8,691	$11,807	$11,556
09/30/20	$9,710	$9,247	$12,632	$12,180
09/30/21	$9,452	$9,001	$12,518	$12,612
09/30/22	$7,810	$7,438	$10,691	$10,583
09/30/23	$7,348	$6,998	$10,760	$11,194
09/30/24	$8,296	$7,901	$12,004	$12,369

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund
Without Load	12.90%	-1.89%	-1.85%
With Load	7.52%	-2.83%	-2.33%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
79.2%
Money Market Funds
20.7%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	20.7%
Fixed Income	79.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	20.7%
SPDR Portfolio Long Term Treasury ETF	20.3%
Vanguard Long-Term Treasury ETF	18.3%
iShares 20+ Year Treasury Bond ETF	18.3%
iShares 1-3 Year Treasury Bond ETF	8.9%
JPMorgan Ultra-Short Income ETF	7.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	6.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Strategic Income Fund - Class A (RQIAX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQIAX

RESQ Strategic Income Fund

Class C (RQICX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$297	2.80%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund's Class C shares achieved a return of 12.14%, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57%. This outperformance can be attributed to the Fund’s strategic decision to extend its duration on the long end of the yield curve. Notably, 30-year Treasury yields peaked on October 23, 2023, followed by a steady decline throughout the year. The Fund's positioning along the curve effectively capitalized on this trend, contributing to its slight outperformance relative to the benchmark. We remain committed to navigating the evolving market landscape and positioning the Fund for continued success.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

RESQ Strategic Income Fund
Bloomberg U.S. Aggregate Bond Index
Dow Jones Conservative Portfolio Index
$15,000
$10,000
$5,000
$0
$12,300
$11,832
$7,804
Oct-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	RESQ Strategic Income Fund	Bloomberg U.S. Aggregate Bond Index	Dow Jones Conservative Portfolio Index
Oct-2014	$10,000	$10,000	$10,000
Sep-2015	$9,648	$10,146	$9,929
Sep-2016	$9,355	$10,673	$10,530
Sep-2017	$9,597	$10,681	$10,710
Sep-2018	$8,982	$10,551	$10,921
Sep-2019	$8,851	$11,637	$11,493
Sep-2020	$9,356	$12,450	$12,113
Sep-2021	$9,053	$12,339	$12,543
Sep-2022	$7,430	$10,537	$10,524
Sep-2023	$6,959	$10,605	$11,132
Sep-2024	$7,804	$11,832	$12,300

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 17, 2014)
RESQ Strategic Income Fund	12.14%	-2.49%	-2.46%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.70%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	20.7%
Fixed Income	79.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	20.7%
SPDR Portfolio Long Term Treasury ETF	20.3%
Vanguard Long-Term Treasury ETF	18.3%
iShares 20+ Year Treasury Bond ETF	18.3%
iShares 1-3 Year Treasury Bond ETF	8.9%
JPMorgan Ultra-Short Income ETF	7.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	6.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Strategic Income Fund - Class C (RQICX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQICX

RESQ Strategic Income Fund

Class I (RQIIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.80%

How did the Fund perform during the reporting period?

Over the fiscal year, the Fund's Class I shares achieved a return of 13.19%, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 11.57%. This outperformance can be attributed to the Fund’s strategic decision to extend its duration on the long end of the yield curve. Notably, 30-year Treasury yields peaked on October 23, 2023, followed by a steady decline throughout the year. The Fund's positioning along the curve effectively capitalized on this trend, contributing to its slight outperformance relative to the benchmark. We remain committed to navigating the evolving market landscape and positioning the Fund for continued success.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

RESQ Strategic Income Fund
Bloomberg U.S. Aggregate Bond Index
Dow Jones Conservative Portfolio Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$123,686
$120,045
$86,580
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	RESQ Strategic Income Fund	Bloomberg U.S. Aggregate Bond Index	Dow Jones Conservative Portfolio Index
Sep-2014	$100,000	$100,000	$100,000
Sep-2015	$97,489	$102,941	$99,838
Sep-2016	$95,558	$108,286	$105,882
Sep-2017	$99,102	$108,365	$107,699
Sep-2018	$93,633	$107,047	$109,816
Sep-2019	$93,417	$118,069	$115,564
Sep-2020	$99,865	$126,315	$121,800
Sep-2021	$97,510	$125,185	$126,123
Sep-2022	$80,821	$106,908	$105,828
Sep-2023	$76,493	$107,597	$111,938
Sep-2024	$86,580	$120,045	$123,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
RESQ Strategic Income Fund	13.19%	-1.51%	-1.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.15%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$27,901,227
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$210,003
Portfolio Turnover	296%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	79.3%
Money Market Funds	20.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	20.7%
Fixed Income	79.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	20.7%
SPDR Portfolio Long Term Treasury ETF	20.3%
Vanguard Long-Term Treasury ETF	18.3%
iShares 20+ Year Treasury Bond ETF	18.3%
iShares 1-3 Year Treasury Bond ETF	8.9%
JPMorgan Ultra-Short Income ETF	7.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	6.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

RESQ Strategic Income Fund - Class I (RQIIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.resqfunds.com/shareholder_reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-RQIIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$30,000
2023	$30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$7,500
2023	$7,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and September 30, 2023, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and September 30, 2023, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Insert Long Form Financial Statements

Annual Financial Statements
September 30, 2024

RESQ Dynamic Allocation Fund
RQEAX
RQECX
RQEIX

RESQ Strategic Income Fund
RQIAX
RQICX
RQIIX

1-877-940-2526

www.RESQFunds.com

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 93.6%
49,500	Amplify Transformational Data Sharing ETF	$1,857,240
9,300	Communication Services Select Sector SPDR Fund	840,720
4,900	Consumer Discretionary Select Sector SPDR Fund	981,813
6,600	Consumer Staples Select Sector SPDR Fund	547,800
3,750	Energy Select Sector SPDR Fund	329,250
26,200	Financial Select Sector SPDR Fund	1,187,384
45,500	Global X Blockchain ETF	2,138,500
7,063	Health Care Select Sector SPDR Fund	1,087,843
5,900	Industrial Select Sector SPDR Fund	799,096
66,400	Invesco China Technology ETF	2,739,000
84,900	iShares China Large-Cap ETF	2,698,122
28,000	iShares MSCI ACWI ETF	3,347,400
2,100	iShares US Utilities ETF	214,242
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	2,204,050
2,200	Materials Select Sector SPDR Fund	212,036
4,800	Real Estate Select Sector SPDR Fund	214,416
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	1,814,976
11,600	Technology Select Sector SPDR Fund	2,618,816
100,200	Valkyrie Bitcoin Miners ETF	1,904,802
3,300	VanEck Oil Services ETF	936,243
4,200	Vanguard S&P 500 ETF	2,216,214
		30,889,963
	SPECIALTY - 6.2%
82,000	ProShares Ultra VIX Short-Term Futures ETF(a)	2,044,260

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,363,499)	32,934,223

	TOTAL INVESTMENTS - 99.8% (Cost $31,363,499)	$32,934,223
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	72,153
	NET ASSETS - 100.0%	$33,006,376

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.2%
	FIXED INCOME - 79.2%
30,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$1,732,800
30,000	iShares 1-3 Year Treasury Bond ETF	2,494,500
52,000	iShares 20+ Year Treasury Bond ETF	5,101,200
39,500	JPMorgan Ultra-Short Income ETF	2,004,230
195,000	SPDR Portfolio Long Term Treasury ETF	5,668,650
83,000	Vanguard Long-Term Treasury ETF	5,107,820
	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,336,039)	22,109,200

	SHORT-TERM INVESTMENT — 20.7%
	MONEY MARKET FUND - 20.7%
5,774,069	First American Government Obligations Fund, Class X, 4.82% (Cost $5,774,069)(a)	5,774,069

	TOTAL INVESTMENTS - 99.9% (Cost $27,110,108)	$27,883,269
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	17,958
	NET ASSETS - 100.0%	$27,901,227

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Assets and Liabilities
September 30, 2024

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Assets
Investment securities, at cost	$31,363,499	$27,110,108
Investments securities, at value	$32,934,223	$27,883,269
Receivable for investments sold	$104,915	$—
Dividends and interest receivable	8,311	31,717
Prepaid expenses and other assets	41,256	40,891
Total Assets	33,088,705	27,955,877
Liabilities
Due to custodian	21,854	—
Accrued advisory fees	19,802	14,040
Payable to Related Parties	9,967	10,800
Distribution (12b-1) fees payable	9,473	8,810
Other accrued expenses	21,233	21,000
Total Liabilities	82,329	54,650
Net Assets	$33,006,376	$27,901,227
Net Assets consist of:
Paid-in capital	32,120,931	37,817,104
Accumulated earnings (deficits)	885,445	(9,915,877)
Net Assets	$33,006,376	$27,901,227
Class A
Net Assets	$30,474,402	$26,421,751
Shares outstanding (unlimited number of shares authorized, no par value)	2,932,661	3,424,218
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.39	$7.72
Maximum offering price per share (net asset value plus maximum sales charge)	$11.02	$8.10
Net asset value maximum sales charge	5.75%	4.75%
Class C
Net Assets	$25,643	$11,361
Shares outstanding (unlimited number of shares authorized, no par value)	2,611	1,513
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.82	$7.51
Class I
Net Assets	$2,506,331	$1,468,115
Shares outstanding (unlimited number of shares authorized, no par value)	232,195	188,100
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.79	$7.80

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Operations
For the Year Ended September 30, 2024

	RESQ
	Dynamic	RESQ
	Allocation	Strategic
	Fund	Income Fund
Investment Income
Dividend income	$497,372	$881,020
Interest income	119,069	360,131
Total investment income	616,441	1,241,151

Expenses
Investment advisor fees	382,182	329,380
Distribution (12b-1) fees:
Class A	118,736	104,663
Class C	237	107
Registration and filing fees	60,001	60,001
Administration fees	57,962	57,462
Transfer agent fees	41,898	45,898
Fund accounting fees	34,519	34,086
Audit fees	18,699	18,699
Trustees’ fees	16,994	16,994
Compliance officer fees	15,980	14,980
Legal fees	15,086	15,086
Printing expense	6,999	6,499
Insurance expense	4,799	4,799
Custody fees	4,499	3,999
Third party administrative service fees	2,478	1,691
Miscellaneous expense	4,000	4,000
Total expenses	785,069	718,344
(Less) expenses waived by adviser	(92,657)	(119,377)
Net operating expenses	692,412	598,967
Net Investment Income (Loss)	(75,971)	642,184

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Investments	159,462	(1,252,983)
	159,462	(1,252,983)
Net Change in Unrealized Appreciation:
Investments	4,783,936	3,826,529
	4,783,936	3,826,529

Net Realized and Change in Unrealized Gain on Investments	4,943,398	2,573,546
Net Increase in Net Assets Resulting From Operations	$4,867,427	$3,215,730

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September
	30, 2024	30, 2023	30, 2024	30, 2023
Operations
Net investment income (loss)	$(75,971)	$(236,514)	$642,184	$351,684
Long-term capital gain dividends from investment companies	—	244,951	—	—
Net realized gain (loss) from investment transactions	159,462	3,610,017	(1,252,983)	(351,905)

Net change in unrealized gain (loss) of investment transactions	4,783,936	655,741	3,826,529	(1,504,385)
Net increase (decrease) in Net Assets Resulting From Operations	4,867,427	4,274,195	3,215,730	(1,504,606)

Distributions to Shareholders
Distributions paid:
Class A	—	—	(607,831)	(339,008)
Class C	—	—	(192)	(73)
Class I	—	—	(34,161)	(13,566)
Return of capital:
Class A	(82,039)	—	(3,525)	—
Class C	(15)	—	(1)	—
Class I	(8,407)	—	(193)	—
Net (Decrease) in Net Assets from Distributions to Shareholders	(90,461)	—	(645,903)	(352,647)

Shares of Beneficial Interest
Proceeds from shares sold:
Class A	2,740,083	2,348,622	3,330,576	3,944,668
Class I	581,231	1,619,003	580,778	1,135,806
Proceeds from redemption fees:
Class A	720	324	309	—
Reinvestment of distributions:
Class A	81,925	—	610,587	338,588
Class C	15	—	193	73
Class I	8,407	—	34,354	13,566
Cost of shares redeemed:
Class A	(5,124,372)	(4,466,487)	(4,723,765)	(3,929,371)
Class I	(213,022)	(121,033)	(236,633)	(86,116)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(1,925,013)	(619,571)	(403,601)	1,417,214

Net Increase (Decrease) in Net Assets	2,851,953	3,654,624	2,166,226	(440,039)

See accompanying notes to financial statements.

RESQ FUNDS
Statements of Changes in Net Assets (continued)

	RESQ Dynamic Allocation
	Fund		RESQ Strategic Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September	September	September	September
	30, 2024	30, 2023	30, 2024	30, 2023
Net Assets
Beginning of year	30,154,423	26,499,799	25,735,001	26,175,040
End of year	$33,006,376	$30,154,423	$27,901,227	$25,735,001

Share Transactions - Class A
Shares sold	291,448	282,094	447,581	523,662
Shares issued in reinvestment of distributions	9,039	—	83,760	43,736
Shares redeemed	(538,177)	(520,475)	(642,638)	(507,731)
Total Class A	(237,690)	(238,381)	(111,297)	59,667

Share Transactions - Class C
Shares issued in reinvestment of distributions	2	—	27	10
Total Class C	2	—	27	10

Share Transactions - Class I
Shares sold	58,430	186,776	78,783	144,193
Shares issued in reinvestment of distributions	890	—	4,645	1,735
Shares redeemed	(21,538)	(14,337)	(30,772)	(10,759)
Total Class I	37,782	172,439	52,656	135,169

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$8.94	$7.72	$9.72	$9.40	$9.02

Investment operations:
Net investment loss (a)(e)	(0.02)	(0.07)	(0.02)	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	1.50	1.29	(1.96)	0.44	0.44
Total from investment operations	1.48	1.22	(1.98)	0.32	0.39

Less distributions to shareholders from:
Return of capital	(0.03)	—	(0.02)	—	(0.01)
Total distributions	(0.03)	—	(0.02)	—	(0.01)

Paid in capital from redemption fees	— (b)	— (b)	— (b)	— (b)	—
Net asset value, end of year	$10.39	$8.94	$7.72	$9.72	$9.40

Total Return (c)	16.54%	15.80%	(20.44)%	3.40%	4.35%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$30,474	$28,332	$26,305	$34,558	$32,933
Ratio of expenses to:
average net assets, before reimbursement (d)	2.48%	2.50%	2.41%	2.26%	2.49%
average net assets, net of reimbursement (d)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment loss to average net assets (d)(e)	(0.26)%	(0.81)%	(0.30)%	(1.13)%	(0.53)%
Portfolio turnover rate	127%	190%	691%	441%	710%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$8.48	$7.37	$9.32	$9.06	$8.76

Investment operations:
Net investment loss (a)(d)	(0.08)	(0.12)	(0.07)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	1.43	1.23	(1.88)	0.42	0.43
Total from investment operations	1.35	1.11	(1.95)	0.26	0.32

Less distributions to shareholders from:
Return of capital	(0.01)	—	—	—	(0.02)
Total distributions	(0.01)	—	—	—	(0.02)

Net asset value, end of year	$9.82	$8.48	$7.37	$9.32	$9.06

Total Return (b)	15.88%	15.06%	(20.92)%	2.87%	3.65%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$26	$22	$19	$24	$41
Ratio of expenses to:
average net assets, before reimbursement (c)	3.08%	3.10%	3.01%	2.86%	3.09%
average net assets, net of reimbursement (c)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment loss to average net assets (c)(d)	(0.86)%	(1.40)%	(0.91)%	(1.59)%	(1.19)%
Portfolio turnover rate	127%	190%	691%	441%	710%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$9.26	$7.97	$10.02	$9.65	$9.24

Investment operations:
Net investment income (loss) (a)(d)	0.01	(0.02)	0.01	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.56	1.31	(2.03)	0.45	0.46
Total from investment operations	1.57	1.29	(2.02)	0.37	0.44

Less distributions to shareholders from:
Return of capital	(0.04)	—	(0.03)	—	(0.03)
Total distributions	(0.04)	—	(0.03)	—	(0.03)

Net asset value, end of year	$10.79	$9.26	$7.97	$10.02	$9.65

Total Return (b)	17.05%	16.19%	(20.19)%	3.83%	4.73%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,506	$1,801	$175	$262	$418
Ratio of expenses to:
average net assets, before reimbursement (c)	2.08%	2.10%	2.01%	1.86%	2.09%
average net assets, net of reimbursement (c)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets (c)(d)	0.08%	(0.26)%	0.13%	(0.72)%	(0.28)%
Portfolio turnover rate	127%	190%	691%	441%	710%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class A
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$7.00	$7.53	$9.18	$9.44	$8.89

Investment operations:
Net investment income (loss) (a)(e)	0.17	0.09	0.04	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	0.72	(0.53)	(1.63)	(0.18)	0.59
Total from investment operations	0.89	(0.44)	(1.59)	(0.25)	0.57

Less distributions to shareholders from:
Net investment income	(0.17)	(0.09)	—	(0.01)	(0.02)
Return of capital	— (b)	—	(0.06)	—	—
Total distributions	(0.17)	(0.09)	(0.06)	(0.01)	(0.02)

Paid in capital from redemption fees	— (b)	—	— (b)	— (b)	—
Net asset value, end of year	$7.72	$7.00	$7.53	$9.18	$9.44

Total Return (c)	12.90%	(5.91)%	(17.37)%	(2.66)%	6.40%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$26,422	$24,766	$26,162	$32,532	$31,543
Ratio of expenses to:
average net assets, before reimbursement (d)	2.63%	2.54%	2.46%	2.34%	2.55%
average net assets, net of reimbursement (d)	2.20%	2.20%	2.20%	2.20%	2.20%
Ratio of net investment income (loss) to average net assets (d)(e)	2.32%	1.20%	0.54%	(0.70)%	(0.27)%
Portfolio turnover rate	296%	221%	713%	318%	526%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class C
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$6.82	$7.33	$8.95	$9.25	$8.75

Investment operations:
Net investment income (loss) (a)(e)	0.12	0.05	— (b)	(0.12)	(0.08)
Net realized and unrealized gain (loss) on investments	0.70	(0.51)	(1.60)	(0.18)	0.58
Total from investment operations	0.82	(0.46)	(1.60)	(0.30)	0.50

Less distributions to shareholders from:
Net investment income	(0.13)	(0.05)	—	—	—
Return of capital	— (b)	—	(0.02)	—	—
Total distributions	(0.13)	(0.05)	(0.02)	—	—

Net asset value, end of year	$7.51	$6.82	$7.33	$8.95	$9.25

Total Return (c)	12.14%	(6.34)%	(17.93)%	(3.24)%	5.71%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$11	$10	$11	$13	$14
Ratio of expenses to:
average net assets, before reimbursement (d)	3.23%	3.14%	3.06%	2.94%	3.15%
average net assets, net of reimbursement (d)	2.80%	2.80%	2.80%	2.80%	2.80%
Ratio of net investment income (loss) to average net assets (d)(e)	1.71%	0.60%	(0.06)%	(1.30)%	(0.89)%
Portfolio turnover rate	296%	221%	713%	318%	526%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund – Class I
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	September	September	September	September	September
	30, 2024	30, 2023	30, 2022	30, 2021	30, 2020
Net asset value, beginning of year	$7.08	$7.60	$9.27	$9.52	$8.95

Investment operations:
Net investment income (loss) (a)(e)	0.19	0.13	0.08	(0.03)	— (b)
Net realized and unrealized gain (loss) on investments	0.73	(0.53)	(1.67)	(0.19)	0.61
Total from investment operations	0.92	(0.40)	(1.59)	(0.22)	0.61

Less distributions to shareholders from:
Net investment income	(0.20)	(0.12)	—	(0.03)	(0.04)
Return of capital	— (b)	—	(0.08)	—	—
Total distributions	(0.20)	(0.12)	(0.08)	(0.03)	(0.04)

Net asset value, end of year	$7.80	$7.08	$7.60	$9.27	$9.52

Total Return (c)	13.19%	(5.36)%	(17.11)%	(2.36)%	6.90%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,468	$959	$2	$3	$23
Ratio of expenses to:
average net assets, before reimbursement (d)	2.23%	2.14%	2.06%	1.94%	2.15%
average net assets, net of reimbursement (d)	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets (d)(e)	2.58%	1.67%	0.96%	(0.29)%	0.02%
Portfolio turnover rate	296%	221%	713%	318%	526%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and/or reimbursed expenses, total returns would have been lower.

(d)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(e)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2024

1.	ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective. The Funds are “fund of funds” in that the Funds will generally invest in other investment companies.

Each Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A and Class I shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares of the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$32,934,223	$—	$—	$32,934,223
Total	$32,934,223	$—	$—	$32,934,223

RESQ Strategic Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,109,200	$—	$—	$22,109,200
Short-Term Investment	5,774,069	—	—	5,774,069
Total	$27,883,269	$—	$—	$27,883,269

The Funds did not hold any Level 3 securities during the year.

*	Please refer to the Schedules of Investments for classification by asset type.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2021-2023 or expected to be taken in the Funds’ 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.20% of each Fund’s average daily net assets. For the year ended September 30, 2024, the Advisor earned advisory fees of $382,182 and $329,380 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and reimburse the Funds for other expenses until at least February 1, 2025 to the extent necessary so that the total operating expenses incurred by a Fund exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.20%, 2.80% and 1.80% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the year ended September 30, 2024, the Advisor waived fees pursuant to the Waiver Agreement in the amount of $92,657 and $119,377 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation then in effect or in effect at time of waiver. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of September 30, 2024, the total amount of expense reimbursement subject to recapture for the Funds were as follows:

	Expires	Expires	Expires
	September 30, 2025	September 30, 2026	September 30, 2027
RESQ Dynamic Allocation Fund	$65,027	$91,961	$92,657
RESQ Strategic Income Fund	$76,569	$98,239	$119,377

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2024, the Funds incurred distribution fees as follows:

	Class A	Class C
RESQ Dynamic Allocation Fund	$118,736	$237
RESQ Strategic Income Fund	$104,663	$107

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2024, the Distributor did not receive any underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares or RESQ Strategic Income Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Funds, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Funds. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Funds are also an officer of NLCS, and are not paid any fees directly by the Funds for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the year ended September 30, 2024, the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund received $720 and $309 in redemption fees, respectively.

5.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
RESQ Dynamic Allocation Fund	$38,234,164	$40,159,501
RESQ Strategic Income Fund	$62,844,569	$66,205,884

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
RESQ Dynamic Allocation Fund	$31,036,406	$3,248,023	$(1,350,206)	$1,897,817
RESQ Strategic Income Fund	27,763,894	775,231	(655,856)	119,375

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2024	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$90,461	$90,461
RESQ Strategic Income Fund	642,184	—	3,719	645,903

For fiscal year ended	Ordinary	Long-Term	Return of
9/20/2023	Income	Capital Gains	Capital	Total
RESQ Dynamic Allocation Fund	$—	$—	$—	$—
RESQ Strategic Income Fund	352,647	—	—	352,647

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$—	$—	$(200,918)	$(811,454)	$—	$1,897,817	$885,445
RESQ Strategic Income Fund	—	—	(620,007)	(9,415,245)	—	119,375	(9,915,877)

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Dynamic Allocation Fund incurred and elected to defer such late year losses of $200,918.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The RESQ Strategic Income Fund incurred and elected to defer such capital losses of $620,007.

At September 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
RESQ Dynamic Allocation Fund	$281,444	$530,010	$811,454	$—
RESQ Strategic Income Fund	8,504,582	910,663	9,415,245	—

RESQ FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2024

Permanent book and tax differences, primarily attributable to the reclass of net operating losses resulted in reclassifications for the fiscal year ended September 30, 2024 as follows:

Paid
	In	Accumulated
	Capital	Earnings (Deficit)
RESQ Dynamic Allocation Fund	$(121,101)	$121,101
RESQ Strategic Income Fund	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	56.27%
NFS LLC	RESQ Dynamic Allocation Fund	43.59%
Charles Schwab & Co.	RESQ Strategic Income Fund	50.97%
NFS LLC	RESQ Strategic Income Fund	48.91%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2013.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2024